Vessels, Port Terminals and Other Fixed Assets, net	3 Months Ended
Mar. 31, 2013
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS [Abstract]
VESSELS, PORT TERMINAL AND OTHER FIXED ASSETS [Text Block]
NOTE 3: VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET
Vessels, port terminals and other fixed assets, net consist of the following:

Tanker Vessels, Barges and Pushboats	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$356,409	$(77,400)	$279,009
Additions	1,676	(4,363)	(2,687)

Balance March 31, 2013	$358,085	(81,763)	276,322

Dry Port Terminal	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$59,099	$(7,742)	$51,357
Additions	5,340	(399)	4,941

Balance March 31, 2013	$64,439	(8,141)	56,298

Oil Storage Plant and Port Facilities for Liquid Cargoes	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$27,141	$(6,509)	$20,632
Additions	518	(314)	204

Balance March 31, 2013	$27,659	(6,823)	20,836

Other Fixed Assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$6,069	$(1,029)	$5,040
Additions	13	(82)	(69)

Balance March 31, 2013	$6,082	(1,111)	4,971

Total	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$448,718	$(92,680)	$356,038
Additions	7,547	(5,158)	2,389

Balance March 31, 2013	$456,265	(97,838)	358,427

Certain assets of the Company have been pledged as collateral for loan facilities. As of March 31, 2013 and December 31, 2012 the net book value of such assets was $1,047 and $1,074, respectively.
On May 9, 2012, Navios Logistics entered into an agreement for the restructuring of its capital leases for the San San H and the Stavroula, by extending their duration until June 2016 and amending the purchase price obligation to $9,850 and $9,800, each at the end of the extended period. As of March 31, 2013, the obligations for these vessels were accounted for as capital leases and the lease payments for both vessels were $326 for the three month period ended March 31, 2013.
During the second quarter of 2012, Navios Logistics began the construction of a new conveyor belt in its dry port facility in Nueva Palmira, which is expected to be completed in the third quarter of 2013. As of March 31, 2013, Navios Logistics had paid $12,513 for the construction of the new conveyor belt.
During the second quarter of 2012, Navios Logistics began the construction of four new tank barges. The first one was delivered in October 2012, the second one in December 2012 and the third one in April 2013, with a cost of $1,900 each, the remaining barge is expected to be delivered in June 2013. As of March 31, 2013, Navios Logistics had paid $271 towards the construction of the remaining tank barge.
The following is an analysis of the leased property under capital leases:

Vessels	March 31, 2013
San San H and Stavroula	$32,939

Less: Accumulated amortization	(1,680)

Net book value	$31,259

Future minimum lease payments under capital lease together with the present value of the future minimum lease payments as of March 31, 2013, are as follows:

Payment Due by Period	March 31, 2013
March 31, 2014	$2,190
March 31, 2015	2,190
March 31, 2016	2,196
March 31, 2017	$20,717

Total future minimum lease payments (1)	27,293
Less: amount representing interest (2)	(2,507)

Present value of future minimum lease payments (3)	$24,786
(1)There are no minimum sublease rentals to be reduced by minimum payments.
(2)Amount necessary to reduce net minimum lease payments to present value calculated at the Company's incremental borrowing rate at the inception of the lease.
(3)Reflected in the balance sheet as current and non current obligations under capital leases of $1,365 and $23,421, respectively.